Commitments and Contingencies - Additional Information (Details) $ in Millions	Sep. 30, 2018 USD ($) lawsuit
Commitments and Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	$ 10.8
Number of Lawsuits the Company Has Been Named a Defendant in Asbestos-related Personal Injury Litigation | lawsuit	735
Guarantor Obligations, Estimated Exposure, Undiscounted	$ 50.0
Guarantor Obligations, Current Carrying Value	11.7
Other Long Term Liabilities [Member]
Commitments and Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	6.7
Other Current Liabilities [Member]
Commitments and Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	4.1
Capital Addition Purchase Commitments [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Estimated Amount	$ 203.0